SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current	$ 244,493	$ 556,964
Deferred		(1,764)
Current
Deferred
Change in valuation allowance
Income tax provision	$ 244,493	$ 555,200